Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	$ 61,407,517	¥ 397,785,614	¥ 53,671,693
Accounts Receivable
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	2,162,352	14,007,287
Investments
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	$ 59,245,165	¥ 383,778,327	¥ 53,671,693